Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013
Consolidated Statements Of Cash Flows [Abstract]
Net loss	$ (1,934,000)	$ (3,844,000)	$ (11,050,000)	$ (7,671,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	503,000	89,000	2,958,000	720,000
Stock issued for services			25,000
Warrant issued for services			121,000
Amortization of stock issued for services	22,000	614,000	679,000	255,000
Stock issued under severance agreements		805,000	825,000
Stock issued to investors to amend subscription agreements	131,000		285,000
Settlement of vendor payables			182,000
Fair value of penalty warrants issued			23,000
Gain on extinguishment of debt			(727,000)
Gain on fixed asset sale			(7,000)
Depreciation and amortization	51,000	73,000	248,000	311,000
Change in fair value of derivative liability	1,000	58,000	55,000	(268,000)
Inventory reserve			128,000	347,000
Impairment of patents				551,000
Troubled debt restructuring loss				25,000
Amortization of deferred financing costs				215,000
Amortization of debt discount				371,000
Changes in operating assets and liabilities:
Accounts receivable		(13,000)	(29,000)	82,000
Inventories	18,000	(65,000)	(12,000)	149,000
Prepaid expenses	(80,000)	(4,000)	66,000	37,000
Accounts payable and accrued liabilities	(955,000)	42,000	(96,000)	962,000
Deferred rent	(1,000)	(1,000)		10,000
Net cash used in operating activities	(2,244,000)	(2,246,000)	(6,326,000)	(3,904,000)
Investing activities
Investment in patents	(4,000)	(12,000)	(91,000)	(219,000)
Proceeds from on sale of fixed assets			66,000
Purchases of property, plant and equipment		(11,000)	(21,000)	(12,000)
Net cash used in investing activities	(4,000)	(23,000)	(46,000)	(231,000)
Financing activities
Net proceeds from the sale of common stock	7,493,000	3,163,000	6,617,000	4,666,000
Net proceeds from the exercise of warrants		163,000	337,000
Payment of Bridge Loan				(1,333,000)
Payment on note payable		(21,000)	(528,000)	(43,000)
Net cash provided by financing activities	7,493,000	3,305,000	6,426,000	3,290,000
Net increase (decrease) in cash and cash equivalents	5,245,000	1,036,000	54,000	(845,000)
Cash and cash equivalents at beginning of year	86,000	32,000	32,000	877,000
Cash and cash equivalents at end of year	5,331,000	1,068,000	86,000	32,000
Supplemental disclosure of cash flow information
Cash paid for taxes			4,000	1,600
Supplemental disclosure of non-cash investing and financing activities
Common stock issued for prepaid services		175,000	175,000	231,000
Common stock issued under stock purchase agreement			376,000
Common stock issued in connection with financing		252,000
Settlement of warrant liability		56,000	97,000
Issuance of common stock for the cashless exercise of warrants			$ 1,000